Segment Information - Operating (loss) income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
(Loss) income from operations	$ (3,911)	$ (3,658)	$ (10,260)	$ (8,529)	$ (13,233)	$ (2,185)
Loss before income taxes	(5,000)	229	(15,136)	(7,206)	(13,775)	(6,276)
Corporate
Segment Reporting Information [Line Items]
(Loss) income from operations	(39)	476	973	4,026	(16,655)	(14,851)
Corporate other expense	(4,961)	(247)	(16,109)	(11,232)	(542)	(4,091)
Sell-side advertising | Operating
Segment Reporting Information [Line Items]
(Loss) income from operations	(1,105)	(873)	(2,800)	536	(579)	4,874
Buy-side advertising | Operating
Segment Reporting Information [Line Items]
(Loss) income from operations	$ 1,066	$ 1,349	$ 3,773	$ 3,490	$ 4,001	$ 7,792